Consolidated Statement of Cash Flow - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Net (loss)/income for the year	$ (1,736,358)	$ 5,284,126	$ (4,425,538)
Income tax	279,907	1,013,887	346,658
Depreciation and Impairment of Property, plant and equipment	4,225,142	3,633,207	3,729,019
Loan loss provisions	8,929,921	13,003,712	15,898,709
Exchange rate difference on gold and foreign currency	(992,383)	(1,606,842)	665,941
Interest from loans and other financings	(103,431,881)	(97,659,056)	(92,049,680)
Interest from deposits and financing received	60,499,508	43,136,686	71,744,637
Net income from financial instruments at fair value through profit or loss	(8,889,470)	(5,004,594)	(43,073,281)
Fair value measurement of investment properties	441,020	139,556	261,244
Results from exposure to changes in the purchasing power of money	7,807,754	6,475,891	11,013,521
Interest on liabilities for financial leases	268,813	312,502	436,656
Allowances reversed	(1,713,707)	(864,111)	(1,024,586)
Result from derecognition of financial assets measured at amortized cost	(254,187)	(991,715)
(Increases) / decreases from operating assets:
Debt securities at fair value through profit or loss	11,995,299	(5,591,631)	50,913,541
Derivatives	(4,587)	312,051	(478,985)
Reverse Repo transactions	(9,106,976)	(33,742,602)
Loans and other financing
To the non-financial public sector	12,779	23,814	44,362
To the other financial entities	(58,625)	114,382	1,127,291
To the non-financial sector and foreign residents	99,872,400	105,451,208	131,919,121
Other debt securities	(17,255,526)	(40,183,131)	(7,863,584)
Financial assets in guarantee	(1,136,345)	3,556,790	(4,615,274)
Investments in equity instruments		(73,835)	2,930
Other assets	(8,185,383)	(873,453)	4,605,326
Increases / (decreases) from operating liabilities:
Non-financial public sector	(466,361)	700,556	(23,865,208)
Financial sector	(47,566)	28,925	(22,034)
Private non-financial sector and foreign residents	(41,172,025)	43,025,686	(170,782,744)
Derivatives	(3,011)	3,011	(297,850)
Repo transactions		(657,201)	657,201
Liabilities at fair value through profit or loss	(968,643)	2,632,339	(457,939)
Other liabilities	11,195,031	(5,729,792)	1,076,874
Income Tax paid	(1,620,346)	(1,921,307)	(1,664,438)
Net cash provided by / (used in) operating activities (A)	8,484,194	33,949,059	(56,178,110)
Payments related to:
Purchase of PPE, intangible assets and other assets	(5,023,007)	(7,130,594)	(2,288,933)
Purchase of liabilities and equity instruments issued by other entities	(88,693)	(71,794)
Acquisition of subsidiaries, net of cash acquired		(11,007)	(406,782)
Collections:
Disposals related to PPE, intangible assets and other assets	417,038	642,869	16,483
Net cash used in investing activities (B)	(4,694,662)	(6,570,526)	(2,679,232)
Payments:
Repurchase of non-controlling interest in subsidiaries			1,165
Lease Liabilities	(2,426,914)	(2,062,110)	(2,571,950)
Financing received from Argentine Financial Institutions	(7,572,780)	(10,242,448)	(234,068,388)
Unsubordinated debt securities	(34,931,992)	(32,147,124)	(35,685,061)
Subordinated debt securities	(1,721,443)	(2,678,103)	(1,732,235)
Dividends	(514,711)	(800,089)	(957,827)
Collections:
Unsubordinated negotiable obligations	2,252,098	4,005,697	17,286,639
Financing received from Argentine Financial Institutions	32,350,995	22,450,153	227,211,644
Net cash used in financing activities (C)	(12,564,747)	(21,474,024)	(30,516,013)
Effects of exchange rate change	11,048,920	15,660,806	49,512,377
Net increase / (decrease) in cash and cash equivalents (A+B+C+D)	2,273,705	21,565,315	(39,860,978)
Result from exposure to changes in the purchasing power of the currency of Cash and equivalents	(17,116,658)	(19,401,367)	(51,231,287)
Cash and cash equivalents at the beginning of the year	59,571,418	57,407,470	148,499,735
Cash and cash equivalents at the end of the year	$ 44,728,465	$ 59,571,418	$ 57,407,470